Unsecured Debt - Scheduled Annual Maturities of Debt (Details) - USD ($) $ in Millions		Nov. 30, 2015	Nov. 30, 2014
Debt Disclosure [Line Items]
Debt maturities in 2016		$ 1,374
Debt maturities in 2017		1,007
Debt maturities in 2018		1,477
Debt maturities in 2019		1,400
Debt maturities in 2020		1,110
Debt maturities thereafter		2,419
Total	[1]	8,787	$ 9,088
Short-term borrowings
Debt Disclosure [Line Items]
Debt maturities in 2016		30
Total		30
Long-term debt
Debt Disclosure [Line Items]
Debt maturities in 2016		1,344
Debt maturities in 2017		1,007
Debt maturities in 2018		1,477
Debt maturities in 2019		1,400
Debt maturities in 2020		1,110
Debt maturities thereafter		2,419
Total		$ 8,757

[1]	The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2015, 50% and 50% (67% and 33% at November 30, 2014) of our debt was U.S. dollar and euro-denominated, respectively, including the effect of foreign currency swaps. At November 30, 2015, 60% and 40% (52% and 48% at November 30, 2014) of our debt bore fixed and floating interest rates, respectively, including the effect of interest rate swaps. Substantially all of our fixed rate debt can only be called or prepaid by incurring additional costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders’ equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 11) could become due, and all debt and derivative contracts could be terminated. At November 30, 2015, we were in compliance with all of our debt covenants.